COMMITMENTS AND CONTINGENCIES (Q2) (Details)		6 Months Ended	12 Months Ended
	May 09, 2022 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 27, 2020 USD ($) $ / shares	Nov. 23, 2020 USD ($) Demand $ / shares shares
Underwriting Agreement [Abstract]
Deferred underwriter fee discount (in dollars per share)				$ 0.35
Deferred underwriting fees | $				$ 9,660,000
Forward Purchase Agreement [Abstract]
Purchase price (in dollars per share)				$ 10.10
Stock conversion basis at time of business combination		1	1
Advisory Agreement [Abstract]
Advisor success fee payable | $	$ 5,000,000
Advisor incentive fee payable | $	$ 2,000,000
Public Warrants [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares	2,500,000				2,500,000
Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of securities called by each warrant (in shares) | shares		32,360,000	32,360,000
Maximum [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | Demand					3
Forward Purchase Agreement [Abstract]
Purchase price (in dollars per share)		$ 10.40	$ 10.30
Advisory Agreement [Abstract]
Threshold percentage for paying advisor incentive fee	50.00%
Forward Purchase Agreement [Member]
Forward Purchase Agreement [Abstract]
Aggregate purchase price | $					$ 50,000,000
Forward Purchase Agreement [Member] | Public Warrants [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares	2,500,000				2,500,000
Forward Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares	5,000,000				5,000,000
Number of securities called by each warrant (in shares) | shares					1
Warrants exercise price (in dollars per share)	$ 11.50				$ 11.50
Aggregate purchase price | $	$ 50,000,000
Purchase price (in dollars per share)	$ 10.00				$ 10.00
Stock conversion basis at time of business combination	0.5
Subscription Option [Member]
Forward Purchase Agreement [Abstract]
Aggregate purchase price | $					$ 50,000,000
Subscription Option [Member] | Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares) | shares					5,000,000
Number of securities called by each warrant (in shares) | shares					1
Warrants exercise price (in dollars per share)					$ 11.50
Purchase price (in dollars per share)					$ 10.00
A&R Forward Purchase Agreement [Member]
Forward Purchase Agreement [Abstract]
Aggregate purchase price | $	$ 50,000,000
A&R Forward Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Forward Purchase Agreement [Abstract]
Number of securities called by each warrant (in shares) | shares	1
Warrants exercise price (in dollars per share)	$ 11.50
Purchase price (in dollars per share)	$ 10.00